Related party transactions_Details of transactions with related parties (Details) - KRW (₩)		6 Months Ended			12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Payment guarantees to related parties		₩ 11,525,000,000			₩ 71,459,000,000
Description of changes of ownership interest of related party	[1],[2]	The entity is in scope for the associates due to contribution as of the year ended December 31, 2017. The entity was sold after it was transferred to assets held for sale for the year ended December 31, 2017 and was excluded from the investment in associates as of June 30, 2018.	The entity is in scope for the associates due to contribution as of the year ended December 31, 2017. The entity was sold after it was transferred to assets held for sale for the year ended December 31, 2017 and was excluded from the investment in associates as of June 30, 2018.
KDIC
Related party transactions [Abstract]
Interest expenses		₩ 0	₩ 15,331,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship			Corporation that has significant influence over the group		Corporation that has significant influence over the group
Description of changes of ownership interest of related party	[3]		As its ownership interest in the Group is lower than 20% as of December 31, 2017, it has been excluded from the corporation that have significant influence over the Group.		As its ownership interest in the Group is lower than 20% as of December 31, 2017, it has been excluded from the corporation that have significant influence over the Group.
Kumho Tires Co Inc
Outstanding balances for related party transactions [Abstract]
Loans		257,856,000,000			₩ 170,917,000,000
Allowance for credit loss		(62,957,000,000)			(156,712,000,000)
Deposits due to customers		482,000,000			666,000,000
Other liabilities		489,000,000			50,000,000
Related party transactions [Abstract]
Interest income		1,098,000,000	₩ 1,501,000,000
Fees income		0	6,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		(93,755,000,000)	₩ 1,042,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment		511,000,000			636,000,000
Import credit in foreign currencies and others		₩ 13,830,000,000			₩ 4,181,000,000
Description of nature of related party relationship		Associates	Associates		Associates
Woori Service Networks Co Ltd
Outstanding balances for related party transactions [Abstract]
Loans		₩ 22,000,000			₩ 45,000,000
Deposits due to customers		1,732,000,000			1,311,000,000
Other liabilities		339,000,000			357,000,000
Related party transactions [Abstract]
Interest expenses		7,000,000	₩ 13,000,000
Fees expenses		270,000,000	335,000,000
Other income		15,000,000	15,000,000
Other expenses		231,000,000	₩ 249,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment		₩ 178,000,000			₩ 155,000,000
Description of nature of related party relationship		Associates	Associates		Associates
Korea Credit Bureau Co Ltd
Outstanding balances for related party transactions [Abstract]
Loans		₩ 4,000,000			₩ 6,000,000
Deposits due to customers		1,063,000,000			5,586,000,000
Other liabilities		6,000,000			54,000,000
Related party transactions [Abstract]
Interest expenses		21,000,000	₩ 38,000,000
Fees expenses		1,038,000,000	₩ 1,023,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment		₩ 31,000,000			₩ 29,000,000
Description of nature of related party relationship		Associates	Associates		Associates
Korea Finance Security Co Ltd
Outstanding balances for related party transactions [Abstract]
Loans		₩ 42,000,000			₩ 56,000,000
Allowance for credit loss		(2,000,000)			0
Deposits due to customers		3,078,000,000			2,854,000,000
Other liabilities		4,000,000			7,000,000
Related party transactions [Abstract]
Interest expenses		4,000,000	₩ 5,000,000
Fees expenses		71,000,000	0
Impairment losses due to credit loss (reversal of allowance for credit loss)		2,000,000	₩ 0
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment		₩ 218,000,000			₩ 204,000,000
Description of nature of related party relationship		Associates	Associates		Associates
Chin Hung International Inc
Outstanding balances for related party transactions [Abstract]
Loans		₩ 182,000,000			₩ 408,000,000
Allowance for credit loss		(24,000,000)			(22,000,000)
Deposits due to customers		61,551,000,000			46,220,000,000
Other liabilities		2,899,000,000			1,658,000,000
Related party transactions [Abstract]
Interest income		0	₩ 53,000,000
Interest expenses		21,000,000	13,000,000
Fees income		0	1,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		2,000,000	₩ (4,270,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment		₩ 32,117,000,000			₩ 31,891,000,000
Description of nature of related party relationship		Associates	Associates		Associates
Poonglim Industrial Co Ltd
Outstanding balances for related party transactions [Abstract]
Deposits due to customers		₩ 0			₩ 4,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship			Associates		Associates
Description of changes of ownership interest of related party	[4]		The Group did not have significant influence over the entity due to the fact that the entity was going through workout process under receivership, and thus the entity was excluded from the investment in associates		The Group did not have significant influence over the entity due to the fact that the entity was going through workout process under receivership, and thus the entity was excluded from the investment in associates
STX Engine Co Ltd
Outstanding balances for related party transactions [Abstract]
Loans		106,176,000,000			₩ 106,176,000,000
Allowance for credit loss		(88,734,000,000)			(88,734,000,000)
Deposits due to customers		18,092,000,000			18,092,000,000
Other liabilities		29,000,000			29,000,000
Related party transactions [Abstract]
Interest income	[2]	333,000,000	₩ 672,000,000
Interest expenses	[2]	86,000,000	72,000,000
Fees income		0	28,000,000	[2]
Impairment losses due to credit loss (reversal of allowance for credit loss)		₩ (88,734,000,000)	₩ (1,835,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Import credit in foreign currencies and others	[2]				₩ 68,858,000,000
Description of nature of related party relationship		Associates	Associates		Associates
Description of changes of ownership interest of related party	[2]	The entity was sold after it was transferred to assets held for sale for the year ended December 31, 2017 and was excluded from the investment in associates as of June 30, 2018.	The entity was sold after it was transferred to assets held for sale for the year ended December 31, 2017 and was excluded from the investment in associates as of June 30, 2018		The entity was sold after it was transferred to assets held for sale for the year ended December 31, 2017 and was excluded from the investment in associates as of June 30, 2018
STX Corporation
Outstanding balances for related party transactions [Abstract]
Loans		₩ 73,519,000,000			₩ 47,711,000,000
Allowance for credit loss		(49,734,000,000)			(31,210,000,000)
Deposits due to customers		2,130,000,000			77,555,000,000
Other liabilities		131,000,000			80,000,000
Related party transactions [Abstract]
Interest income		0	₩ 219,000,000
Interest expenses		2,000,000	4,000,000
Fees income		0	58,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		18,524,000,000	₩ (59,507,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment		132,000,000			53,000,000
Import credit in foreign currencies and others		₩ 14,914,000,000			₩ 17,557,000,000
Description of nature of related party relationship		Associates	Associates		Associates
K BANK Co Ltd
Outstanding balances for related party transactions [Abstract]
Loans		₩ 103,000,000			₩ 212,000,000
Related party transactions [Abstract]
Fees income		514,000,000	₩ 396,000,000
Other income		5,000,000	1,051,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment		₩ 101,000,000	₩ 0
Description of nature of related party relationship		Associates	Associates		Associates
Well to Sea No.3 Private Equity Fund
Outstanding balances for related party transactions [Abstract]
Loans		₩ 85,000,000,000			₩ 73,810,000,000
Allowance for credit loss		(85,000,000)			(39,000,000)
Deposits due to customers		3,213,000,000			61,000,000
Other liabilities		69,000,000			27,000,000
Related party transactions [Abstract]
Interest income		1,288,000,000	₩ 0
Interest expenses		4,000,000	0
Impairment losses due to credit loss (reversal of allowance for credit loss)		46,000,000	₩ 0
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Loan commitment		₩ 225,000,000,000			₩ 236,190,000,000
Description of nature of related party relationship		Associates	Associates		Associates
Description of changes of ownership interest of related party	[5]	Due to capital contribution for the year ended December 31, 2017, the entity has been included in the investment in associates.	Due to capital contribution for the year ended December 31, 2017, the entity has been included in the investment in associates.		Due to capital contribution for the year ended December 31, 2017, the entity has been included in the investment in associates.
Others
Outstanding balances for related party transactions [Abstract]
Loans		₩ 260,000,000			₩ 499,000,000
Allowance for credit loss		(235,000,000)			(471,000,000)
Other assets		1,000,000			1,000,000
Deposits due to customers		6,369,000,000			2,906,000,000
Other liabilities		153,000,000			₩ 73,000,000
Related party transactions [Abstract]
Interest expenses		22,000,000	₩ 5,000,000
Impairment losses due to credit loss (reversal of allowance for credit loss)		(236,000,000)	(10,000,000)
Other income		₩ 6,000,000	₩ 0
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of nature of related party relationship		Associates	Associates		Associates
Description of other related parties with outstanding balances	[6]	Others include Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others as of June 30, 2018 and December 31, 2017.			Others include Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others as of June 30, 2018 and December 31, 2017
Description of other related parties with transactions	[7]	Others include the amount transacted with Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others for the six months ended June 30, 2018 and 2017.	Others include the amount transacted with Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others for the six months ended June 30, 2018 and 2017.
Woori Blackstone Korea Opportunity Private Equity Fund No.1
Related party transactions [Abstract]
Fees income		₩ 0	₩ 29,000,000
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of changes of ownership interest of related party	[8]		Due to disposition previous year, the entity is not in scope for associate.		Due to disposition previous year, the entity is not in scope for associate.
Samho International Co Ltd
Related party transactions [Abstract]
Interest income		0	₩ 364,000,000	[2]
Interest expenses		0	214,000,000	[2]
Fees income		0	6,000,000	[2]
Impairment losses due to credit loss (reversal of allowance for credit loss)		₩ 0	₩ (116,000,000)
Disclosure of outstanding commitments made by entity related party transactions [Abstract]
Description of changes of ownership interest of related party	[2]		The entity was sold after it was transferred to assets held for sale and was excluded from the investment in associates for the year ended December 31, 2017.		The entity was sold after it was transferred to assets held for sale and was excluded from the investment in associates for the year ended December 31, 2017.

[1]	The entity is in scope for the associates due to contribution as of the year ended December 31, 2017.
[2]	The entity was sold after it was transferred to assets held for sale for the year ended December 31, 2017 and was excluded from the investment in associates as of June 30, 2018.
[3]	As its ownership interest in the Group is lower than 20% as of December 31, 2017, it has been excluded from the corporation that have significant influence over the Group.
[4]	The Group did not have significant influence over the entity due to the fact that the entity was going through workout process under receivership, and thus the entity was excluded from the investment in associates
[5]	Due to capital contribution for the year ended December 31, 2017, the entity has been included in the investment in associates.
[6]	Others include Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others as of June 30, 2018 and December 31, 2017.
[7]	Others include the amount transacted with Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others for the six months ended June 30, 2018 and 2017.
[8]	Due to disposition previous year, the entity is not in scope for associate.